Selling expenses, net (Tables)	6 Months Ended
Jun. 30, 2018
Selling expenses, net [Abstract]
Selling expenses, net
	Six months ended June 30,
	2018	2017
Advertising and promotion expenses	(2,564)	(2,417)
(Addition) reversal of allowance for doubtful accounts, net	(7,500)	8,753
	(10,064)	6,336